Accounts and other receivables	6 Months Ended
Jun. 30, 2023
Accounts and other receivables
Accounts and other receivables

6. Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	June 30, 2023	December 31, 2022
	$	$
Trade accounts receivable	13,699,444	8,114,542
Insurance receivable	222,296
Tax receivable	114,784	88,874
Other receivables	78,807	127,704
	14,115,331	8,331,120